Ordinary shares	12 Months Ended
Dec. 31, 2019
Ordinary shares
Ordinary shares

15. Ordinary shares

As disclosed in Note 14, on June 28, 2016, 16 million ordinary shares of the Company were issued to ZTO ES to establish a reserve pool for future issuance of equity share incentive to the Company’s employees. All shareholder rights of these 16 million ordinary shares including but not limited to voting rights and dividend rights are unconditionally waived until the corresponding ordinary share units are transferred to the employees. While the ordinary shares were legally issued to ZTO ES, ZTO ES does not have any of the rights associated with the ordinary shares, as such the Company accounted for these shares as issued but not outstanding ordinary shares until the waiver is released by the Company, which occurs when Ordinary Shares Units are awarded to the employees. 9,682,255 and 8,485,046 ordinary shares transferred to ZTO ES were considered issued but not outstanding as of December 31, 2018 and 2019, respectively.

Prior to the consummation of the IPO, on October 27, 2016, pursuant to the revised Articles of Association, the Company's authorized share capital was reclassified and re-designated into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one vote and each Class B ordinary share being entitled to ten votes on all matters that are subject to shareholder vote. Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right. The holders of the Company’s ordinary shares are entitled to such dividends as may be declared by the board of directors subject to the Companies Law. The authorized 10,000,000,000 shares of the Company were comprised of 8,000,000,000 Class A ordinary shares, 1,000,000,000 Class B ordinary shares and 1,000,000,000 shares designated as the board of directors may determine. Upon such re-designation, the Company had 453,206,440 Class A ordinary shares issued and 442,364,604 Class A ordinary shares outstanding; and 206,100,000 Class B ordinary shares issued and outstanding. All of the Class B ordinary shares were held by the chairman of the board of the Company.

Upon the IPO in October 2016, the Company issued 72,100,000 Class A ordinary shares.

On May 29, 2018, Alibaba Group Holding Limited (“Alibaba”) and its logistic arm Cainiao Network (“Cainiao Network”), and the Company announced a strategic agreement in which investors led by Alibaba and Cainiao Network invested US$1.38 billion in the Company in exchange for an approximately 10% equity stake in the Company. Accordingly, the Company issued 79,861,111 Class A ordinary shares. The transaction was closed by the end of June 2018.